Note 7 - Forgivable Loans Receivable - Forgivable Loan Activity (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Beginning balance	$ 3,709,000
Ending balance	5,430,000	$ 3,709,000
Advances To Registered Representatives [Member]
Beginning balance	1,368,000	662,000
Advances	1,132,000	1,257,000
Amortization	(788,000)	(538,000)
Write-off		(13,000)
Ending balance	$ 1,712,000	$ 1,368,000